Subsequent Event (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010	Jan. 10, 2013 Subsequent event Senior notes
Merger Agreement
Amount of outstanding notes redeemed				$ 35,000,000
Redemption price (as a percent)				103.00%
Redemption price				36,100,000
Accrued and unpaid interest				900,000
Premium paid to redeem the notes				1,100,000
Write-off of related debt issuance costs and original issue discount	$ 1,862,000	$ 643,000	$ 2,709,000	$ 1,600,000